Authorised and issued share capital - Summary of Authorised and Issued Share Capital (Detail) £ in Millions		12 Months Ended
		Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares		Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£) shares
Disclosure of classes of share capital [line items]
Issued and fully paid capital, Beginning balance	[1]	£ 133.3
Issued and fully paid capital, Ending balance		£ 133.3	£ 133.3	[1]
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised | shares		1,750,000,000	1,750,000,000		1,750,000,000	1,750,000,000
Nominal value of Authorised shares		£ 175.0	£ 175.0		£ 175.0	£ 175.0
Number of shares issued and fully paid, Beginning balance | shares		1,332,511,552	1,331,880,730		1,329,366,024
Exercise of share options | shares		166,675	630,822		2,514,706
Number of shares issued and fully paid, Ending balance | shares		1,332,678,227	1,332,511,552		1,331,880,730
Issued and fully paid capital, Beginning balance		£ 133.3	£ 133.2		£ 132.9
Exercise of share options			0.1		0.3
Issued and fully paid capital, Ending balance		£ 133.3	£ 133.3		£ 133.2

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.